Fair value measurement - Carried at fair value (Details) - At fair value - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Total financial investments, net of derivative liabilities	$ 363,327	$ 388,093
Total financial instruments at fair value	$ 352,681	$ 377,324
Percentage of total (%)	100.00%	100.00%
Loans
Financial instruments
Financial assets	$ 3,606	$ 3,587
Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	234,698	247,281
Debt securities
Financial instruments
Financial assets classified as available-for-sale	37,752	58,302
Financial assets	121,462	134,570
Other investments (including derivative assets)
Financial instruments
Financial assets	4,028	3,047
Derivative liabilities
Financial instruments
Financial liabilities	(467)	(392)
Other financial liabilities at fair value
Financial instruments
Financial liabilities	(10,646)	(10,769)
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(936)	(1,011)
Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,967)	(5,998)
Other financial liabilities
Financial instruments
Financial liabilities	(3,743)	(3,760)
With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	80,567	74,083
Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	205,931	219,324
Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	76,829	94,686
Level 1
Financial instruments
Total financial investments, net of derivative liabilities	295,014	311,097
Total financial instruments at fair value	$ 289,493	$ 305,124
Percentage of total (%)	82.00%	81.00%
Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 230,670	$ 243,285
Level 1 | Debt securities
Financial instruments
Financial assets	64,300	67,927
Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	109	70
Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(65)	(185)
Level 1 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(5,521)	(5,973)
Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,521)	(5,973)
Level 1 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	67,290	66,061
Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	204,723	217,838
Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	23,001	27,198
Level 2
Financial instruments
Total financial investments, net of derivative liabilities	62,593	71,826
Total financial instruments at fair value	$ 61,649	$ 70,792
Percentage of total (%)	18.00%	19.00%
Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 3,554	$ 3,720
Level 2 | Debt securities
Financial instruments
Financial assets	57,091	66,637
Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	2,350	1,676
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(402)	(207)
Level 2 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(944)	(1,034)
Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(936)	(1,011)
Level 2 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(8)	(23)
Level 2 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	12,963	7,762
Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	1,208	1,486
Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	48,422	62,578
Level 3
Financial instruments
Total financial investments, net of derivative liabilities	5,720	5,170
Total financial instruments at fair value	$ 1,539	$ 1,408	$ 6,752
Percentage of total (%)	0.00%	0.00%
Level 3 | Loans
Financial instruments
Financial assets	$ 3,606	$ 3,587	6,054
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	474	276	656
Level 3 | Debt securities
Financial instruments
Financial assets	71	6	1,505
Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,569	1,301	6,714
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities			(539)
Level 3 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(4,181)	(3,762)
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(438)	(2)	(1,258)
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,743)	(3,760)	$ (4,335)
Level 3 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	314	260
Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	$ 5,406	$ 4,910